RELATED PARTY ADVANCES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
RELATED PARTY ADVANCES

NOTE 2 — RELATED PARTY ADVANCES:

During the year ended December 31, 2010, the Company received a total of $26,382 from Broadband Capital Management, LLC (“BCM”), a registered broker-dealer. These loans, which have been refinanced as described below, were due upon demand and had an imputed interest rate of 8.25% per annum. Michael Rapp, the Company's President and director, and Philip Wagenheim, the Company's Secretary and director, serve as management of BCM.

During the three months ended March 31, 2011, the Company received a total of $14,795 from BCM. These loans, which have been refinanced as described below, were due upon demand and had an imputed interest rate of 8.25% per annum.

On May 27, 2011, the Company refinanced all of its related party advances received from BCM on or prior to May 27, 2011, along with its other related party obligations, through a new loan payable agreement described in Note 3, below.

During the three and six months ended June 30, 2011, the Company received a total of $27,768 and $42,563, respectively, from BCM. The $27,768 in advances made during the three-months period ended June 30, 2011 bear no interest and the advances made during the three-month period ended March 31, 2011 were refinanced through the new loan payable agreement described in Note 3.

For the three and six months ended June 30, 2011, interest expense from related party advances was $364 and $586, respectively. For the three and six months ended June 30, 2010, interest expense from related party advances was $162 and $162, respectively.

NOTE 2 — RELATED PARTY ADVANCES:

During the year ended December 31, 2010, the Company received a total of $26,382 from Broadband Capital Management, LLC (“BCM”). The loans are due upon demand and have an imputed interest rate of 8.25% per annum. Clifford Chapman, our director, Michael Rapp, our President and director, and Philip Wagenheim, our Secretary and director, all serve as management of BCM, a registered broker-dealer.

For the years ended December 31, 2010 and 2009, interest expense was $845 and $0, respectively.